                              [LOGO]
NAVELLIER
VARIABLE INSURANCE
SERIES FUND

ANNUAL REPORT
December 31, 1998

NAVELLIER OFFICES:
ONE EAST LIBERTY, THIRD FLOOR
RENO, NEVADA 89501
800-887-8671 P.S.T.

CUSTODIAN & TRANSFER AGENT:
RUSHMORE TRUST AND SAVINGS, FSB
4922 FAIRMONT AVENUE
BETHESDA, MD 20814
800-622-1386 E.S.T.

                                                ANNUAL REPORT, December 31, 1998
                                  NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                               February 24, 1999

Dear Shareholder:

    1998 was the most volatile year for the stock market since 1987. The broad markets finished strongly despite early predictions that the stock market would cool off. Large cap stocks led the market as evidenced by the S&P 500 return of over 26%, whereas small caps continued to lag, as shown by the Russell 2000, down (2.55)%. After a robust first quarter, the stock market faltered a bit in the second quarter. There was major concern that the third quarter sell-off would accelerate in the fourth quarter, but the doomsayers were proved wrong again when the stock market caught fire in the last quarter of 1998. The stunning fourth quarter surge in the market was broad-based. As strong as the rally in large cap stocks was, it was the small and mid cap issues that stole the show in the last quarter. These small and mid cap stocks had been greatly neglected for many months as investors continued to focus on large cap issues. When investors decided to reallocate some of their profits from their large cap investments into these neglected smaller issues they generated strong buy side volume.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH PORTFOLIO

                      Growth Portfolio    Russell 2000    Russell 2000 Growth
                               $10,000         $10,000                $10,000
3/31/98                        $10,500         $10,412                $10,420
4/30/98                        $10,520         $10,469                $10,484
5/31/98                        $10,140          $9,905                 $9,721
6/30/98                        $10,440          $9,926                 $9,821
7/31/98                         $9,990          $9,122                 $9,001
8/30/98                         $7,930          $7,350                 $6,923
9/30/98                         $8,610          $7,926                 $7,625
10/31/98                        $8,740          $8,249                 $8,023
11/30/98                        $9,730          $8,682                 $8,646
12/31/98                       $11,220          $9,219                 $9,428

    The above chart indicates the return of $10,000 invested in the Growth Portfolio on February 27, 1998. As the chart shows by December 31, 1998, the value of the investment would have grown to $11,220, a 12.20% increase. For comparison purposes, look at how the Russell 2000 Index and the Russell 2000 Growth Index performed over the same period. An investment of $10,000 in the Russell 2000 Index over the same period would have shrank to $9,219, a (7.81)% decrease. Similarily an investment of $10,000 in the Russell 2000 Growth Index over the same period would have shrank to $9,428, a (5.72)% decrease.

    The above chart and performance numbers assume reinvestment of all distributions.

    Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    We are quite pleased with the initial results for the Navellier Variable Insurance Series Fund -- Growth Portfolio. Although the Fund is quite new, it has performed very well during the short period of its existence. The Fund was up 12.20% since its inception (the period February 27, 1998 to December 31,
1998).

    Many shareholders want to know our opinion of the high flying internet stocks. Many of these stocks have extreme valuations and display excessive volatility. We believe there are still some excellent opportunities in this industry. However, given the volatility of many of these stocks, we have been very selective in this area. It is likely that a select few of these high flying internet stocks may live up to their lofty expectations, but many will fall by the way side.

    One industry that continues to fire on all cylinders is the discount retailers. Retail sales continued to soar during the recent holiday season. Despite pessimistic forecasts, the 1998 holiday shopping season was phenomenal. This robust growth was the best in several years. The best real-wage growth for the consumer since 1985 and an impressive rebound by the stock market, all helped to bolster consumer confidence. In fact, consumer confidence is now at the highest level ever, which is a testament to both low unemployment and a strong U.S. economy. As you might expect with record consumer confidence, new housing sales are also breaking records.

    The outlook for 1999 remains very promising. The U.S. economy is currently in economic nirvana with strong growth signals all around. However, as the stock market climbs higher, it is becoming increasingly overbought and will likely become more volatile on a day-to-day basis. The stock market can remain overbought and continue to drift higher for several months, but experienced investors know that this is no time to be overly confident. The flow of funds into the stock market has been erratic lately, so the stock market will likely remain volatile for quite some time. As always, an investor's best defense is a strong offense of fundamentally superior stocks. Our focus will remain on those stocks that demonstrate strong sales growth, positive analysts' earnings forecasts and continued profit margin expansion. It appears that institutional investors are beginning to focus their attention on small-to-mid capitalization stocks due to their superior fundamental characteristics. These stocks will likely continue to benefit from rapid institutional accumulation in the months ahead.

    Please call us if we can address any questions or concerns for you at
1.800.887.8671 or visit our website at www.navellier.com. The web site includes the current weekly market commentary which we will be happy to e-mail to you at your request.

    Thank you for allowing us to manage some of your assets. We feel very obligated to our shareholders and promise to make every effort to manage them efficiently and ambitiously.

Sincerely,

/S/ Louis G. Navellier                          /S/ Alan Alpers
LOUIS G. NAVELLIER                              ALAN ALPERS

     * RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 11% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.
       THESE INDICES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 90.3%
APPAREL -- 8.5%
      90  Abercrombie & Fitch Co.*                  $     6,368
      70  American Eagle Outfitters, Inc.*                4,664
     112  Gap, Inc.                                       6,300
                                                    ------------
                                                         17,332
                                                    ------------
BIOTECHNOLOGY -- 5.1%
      80  ALZA Corp., Class A*                            4,180
      60  Amgen, Inc.*                                    6,274
                                                    ------------
                                                         10,454
                                                    ------------
COMMERCIAL SERVICES -- 6.3%
      60  CMGI, Inc.*                                     6,390
     100  Dendrite International, Inc.*                   2,497
     200  Labor Ready, Inc.*                              3,937
                                                    ------------
                                                         12,824
                                                    ------------
COMMUNICATION EQUIPMENT AND SERVICES -- 8.9%
     110  Century Telephone Enterprises, Inc.             7,425
      50  Nokia Corp., ADR                                6,022
      30  Vodaphone Group, ADR                            4,834
                                                    ------------
                                                         18,281
                                                    ------------
COMPUTER HARDWARE AND PERIPHERALS -- 15.6%
      80  Dell Computer Corp.*                            5,855
      85  EMC Corp.*                                      7,225
      90  Intervoice, Inc.*                               3,105
      40  Qlogic Corp.*                                   5,235
      90  Symbol Technologies, Inc.                       5,754
     140  Xircom, Inc.*                                   4,760
                                                    ------------
                                                         31,934
                                                    ------------
COMPUTER AND VIDEO CHAINS -- 6.0%
     140  Best Buy, Inc.*                                 8,592
     195  Trans World Entertainment Corp.*                3,717
                                                    ------------
                                                         12,309
                                                    ------------
COMPUTER SOFTWARE -- 2.6%
      80  Legato Systems, Inc.*                           5,275
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
CONSUMER ELECTRONICS/APPLIANCES -- 3.0%
     100  Maytag Corp.                              $     6,225
                                                    ------------
DRUG STORE CHAIN -- 1.9%
      70  CVS Corp.                                       3,850
                                                    ------------
ELECTRONIC PRODUCTS -- 1.4%
      50  Gemstar International Group, Ltd.*              2,862
                                                    ------------
ENTERTAINMENT -- 2.9%
      80  Viacom, Inc., Class B*                          5,920
                                                    ------------
GROCERY CHAINS -- 1.8%
      60  Safeway, Inc.*                                  3,656
                                                    ------------
HOUSEHOLD PRODUCTS -- 2.3%
      40  Clorox Co.                                      4,673
                                                    ------------
INTERNET SERVICES -- 5.6%
     170  BroadVision, Inc.*                              5,440
     100  Mindspring Enterprises, Inc.*                   6,106
                                                    ------------
                                                         11,546
                                                    ------------
MEDICAL DISTRIBUTORS -- 1.0%
      40  Bindley Western Industries, Inc.                1,970
                                                    ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 4.6%
      90  MiniMed, Inc.*                                  9,428
                                                    ------------
MEDICAL SERVICES -- 4.2%
     220  MedQuist, Inc.*                                 8,690
                                                    ------------
OFFICE EQUIPMENT AND SUPPLIES -- 2.9%
      60  Lexmark International Group, Inc.*              6,030
                                                    ------------
RECREATIONAL PRODUCTS -- 2.9%
     210  THQ, Inc.*                                      5,880
                                                    ------------
SAVINGS AND LOAN ASSOCIATIONS -- 2.8%
      50  Capital One Financial Corp.                     5,750
                                                    ------------
TOTAL COMMON STOCK
 (COST $140,131)                                        184,889
                                                    ------------

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998 (continued)
GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
MONEY MARKET FUND -- 9.7%
  19,847  Fund for Government Investors
            (Cost $19,847)                          $    19,847
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $159,978)                                    $   204,736
                                                    ------------
                                                    ------------

--------------------------

(*)    NON-INCOME PRODUCING
ADR AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                                                          GROWTH
                                                                                                         PORTFOLIO
-------------------------------------------------------------------------------------------------------  ---------
ASSETS
  Securities at Value (Note 1) (Cost $159,978).........................................................  $ 204,736
  Interest Receivable..................................................................................         37
  Unamortized Organizational Costs (Note 1)............................................................     14,600
                                                                                                         ---------
    Total Assets.......................................................................................    219,373
                                                                                                         ---------
LIABILITIES
  Investment Advisory Fee Payable (Note 2).............................................................        128
  Administrative Fee Payable (Note 2)..................................................................         38
  Other Payables and Accrued Expenses..................................................................         60
  Organizational Expenses Payable to Adviser (Note 1)..................................................     14,600
                                                                                                         ---------
    Total Liabilities..................................................................................     14,826
                                                                                                         ---------
NET ASSETS.............................................................................................  $ 204,547
                                                                                                         ---------
                                                                                                         ---------
SHARES OUTSTANDING.....................................................................................     18,224
                                                                                                         ---------
                                                                                                         ---------
NET ASSET VALUE PER SHARE..............................................................................     $11.22
                                                                                                         ---------
                                                                                                         ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

                                                                                                           GROWTH
                                                                                                          PORTFOLIO
-------------------------------------------------------------------------------------------------------  -----------
INVESTMENT INCOME
  Interest (Note 1)....................................................................................   $     516
  Dividends (Note 1)...................................................................................         393
                                                                                                         -----------
    Total Investment Income............................................................................         909
                                                                                                         -----------
EXPENSES
  Investment Advisory Fee (Note 2).....................................................................         931
  Administrative Fee (Note 2)..........................................................................         274
  Transfer Agent and Custodian Fee (Note 3)............................................................      12,891
  Shareholder Reports and Notices......................................................................       6,002
  Trustees' Fees and Expenses (Note 2).................................................................      12,500
  Organizational Expense (Note 1)......................................................................       2,920
  Other Expenses.......................................................................................      41,353
                                                                                                         -----------
    Total Expenses.....................................................................................      76,871
    Less Expenses Reimbursed by Investment Adviser (Note 2)............................................     (75,228)
                                                                                                         -----------
      Net Expenses.....................................................................................       1,643
                                                                                                         -----------
NET INVESTMENT LOSS....................................................................................        (734)
                                                                                                         -----------
Net Realized Loss on Investments.......................................................................     (21,589)
Change in Net Unrealized Appreciation of Investments...................................................      44,758
                                                                                                         -----------
NET GAIN ON INVESTMENTS................................................................................      23,169
                                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................................     $22,435
                                                                                                         -----------
                                                                                                         -----------
-------------------------------------------------------------------------------------------

*FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

                                                                                                          GROWTH
                                                                                                         PORTFOLIO
-------------------------------------------------------------------------------------------------------  ---------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss..................................................................................  $    (734)
  Net Realized Loss on Investment Transactions.........................................................    (21,589)
  Change in Net Unrealized Appreciation of Investments.................................................     44,758
                                                                                                         ---------
    Net Increase in Net Assets Resulting from Operations...............................................     22,435
                                                                                                         ---------
DISTRIBUTIONS TO SHAREHOLDERS
    Total Distributions to Shareholders................................................................         --
                                                                                                         ---------
FROM SHARE TRANSACTIONS
    Net Proceeds from Sales of Shares..................................................................    128,396
    Reinvestment of Distributions......................................................................         --
    Cost of Shares Redeemed............................................................................    (46,284)
                                                                                                         ---------
    Net Increase in Net Assets Resulting from Share Transactions.......................................     82,112
                                                                                                         ---------
      TOTAL INCREASE IN NET ASSETS.....................................................................    104,547
NET ASSETS -- Beginning of Period......................................................................    100,000
                                                                                                         ---------
NET ASSETS -- End of Period............................................................................  $ 204,547
                                                                                                         ---------
                                                                                                         ---------
SHARES
    Sold...............................................................................................     13,412
    Issued in Reinvestment of Distributions............................................................         --
    Redeemed...........................................................................................     (5,188)
                                                                                                         ---------
    Net Increase in Shares.............................................................................      8,224
                                                                                                         ---------
                                                                                                         ---------
------------------------------------------------------------------------------------------

 *FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

                                               GROWTH
                                             PORTFOLIO
----------------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $ 10.00
                                                ------
  Income from Investment Operations:
    Net Investment Loss.................         (0.04)
    Net Realized and Unrealized Gain on
     Investments........................          1.26
                                                ------
      Total from Investment
       Operations.......................          1.22
                                                ------
  Distributions to Shareholders:
    Total Distributions to
     Shareholders.......................            --
                                                ------
  Net Increase in Net Asset Value.......          1.22
                                                ------
  Net Asset Value -- End of Period......       $ 11.22
                                                ------
                                                ------

TOTAL INVESTMENT RETURN(A)..............         12.20%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.50%(B)
  Expenses Before Reimbursement (Note
    2)..................................         70.17%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (0.67)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (69.34)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           129%
  Net Assets at End of Period (in
    thousands)..........................          $205
  Number of Shares Outstanding at End of
    Period (in thousands)...............            18

--------------------------------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1. Significant Accounting Policies

    The Navellier Variable Insurance Series Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company authorized to issue multiple series of shares, each representing a portfolio of investments. The Fund currently has authorized one series, the Navellier Growth Portfolio (the "Growth Portfolio"), a diversified open-end management investment company. The Fund was established as a Maryland corporation organized on February 28, 1997. The Fund is authorized to issue 500,000,000 shares of capital stock with no stated par value of the Growth Portfolio. The Fund's shares are offered only to (a) insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies and (b) tax-qualified pension and retirement plans ("Qualified Plans"), including participant-directed Qualified Plans which elect to make the Fund available as investment options for Qualified Plan participants. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith. The Directors will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Growth Portfolio totaling $17,520 are being deferred and amortized over 60 months beginning with public offering of shares in the Fund. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1998, unamortized organization costs of the Growth Portfolio were $14,600.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier & Associates, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.85% of the daily net assets of the Growth Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and director of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser, the Adviser has agreed to waive its advisory fee and/or reimburse expenses until the total portfolio operating expenses are at or below 1.50%. This agreement is subject to termination at any time without notice to shareholders after the expiration of the twelve months from the date shares

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------

of the Growth Portfolio are first offered to the public. During the period ended December 31, 1998, the Adviser paid operating expenses of the portfolio totalling 75,666 under the operating expense agreements, the Adviser requested and the portfolio reimbursed $438 of such expenses.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and director of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Directors not affiliated with the Adviser $6,000 annually. For the period ended December 31, 1998, Directors' fees and expenses totaled $12,500.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Directors.

4. Securities Transactions

    For the period from inception, February 27, 1998, through December 31, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                        GROWTH
                                                                                                       PORTFOLIO
                                                                                                       ---------
Purchases............................................................................................  $ 313,687
                                                                                                       ---------
                                                                                                       ---------
Sales................................................................................................  $ 151,946
                                                                                                       ---------
                                                                                                       ---------

5. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 1998, based on the cost for Federal income tax purposes is as follows:

                                                                                                        GROWTH
                                                                                                       PORTFOLIO
                                                                                                       ---------
Gross Unrealized Appreciation........................................................................  $  47,450
Gross Unrealized Depreciation........................................................................     (2,692)
                                                                                                       ---------
Net Unrealized Appreciation..........................................................................  $  44,758
                                                                                                       ---------
                                                                                                       ---------
Cost of Investments for Federal Income Tax Purposes..................................................  $ 159,978
                                                                                                       ---------
                                                                                                       ---------

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------

6. Net Assets

    At December 31, 1998, net assets consisted of the following:

                                                                                                        GROWTH
                                                                                                       PORTFOLIO
                                                                                                       ---------
Paid-in-Capital......................................................................................  $ 181,378
Accumulated Net Realized Loss on Investments.........................................................    (21,589)
Net Unrealized Appreciation of Investments...........................................................     44,758
                                                                                                       ---------
NET ASSETS...........................................................................................  $ 204,547
                                                                                                       ---------
                                                                                                       ---------

7. Federal Income Tax

    Permanent differences between tax and financial reporting of accumulated net investment income and net realized gain/loss are reclassified. As of December 31, 1998, $734 from accumulated net investment loss were reclassified to paid-in-capital.

    As of December 31, 1998, for Federal income tax purposes, the Fund had $13,778 of capital loss carryovers, expiring December 31, 2006, which may be applied against future net taxable realized gain of each succeeding year until the earlier of its utilization or its expiration.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
RENO, NEVADA

We have audited the accompanying statement of assets and liabilities of the Growth Portfolio of the Navellier Variable Insurance Series Fund, Inc., including the portfolio of investments, as of December 31, 1998, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

      [/S/ TAIT, WELLER AND BAKER]

Philadelphia, Pennsylvania
February 19, 1999

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